Transamerica Balanced II

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 60.3%
Aerospace & Defense - 1.6%
Boeing Co. (A)	300	$ 70,116
Howmet Aerospace, Inc.	1,949	405,548
RTX Corp.	1,809	363,482
Textron, Inc.	831	73,178
TransDigm Group, Inc.	136	194,146
		1,106,470
Air Freight & Logistics - 0.2%
FedEx Corp.	426	137,278
Automobile Components - 0.0% *
Aptiv PLC (A)	364	27,573
Automobiles - 1.2%
Tesla, Inc. (A)	1,958	842,743
Banks - 2.3%
Bank of America Corp.	8,107	431,292
Citigroup, Inc.	1,351	156,324
Fifth Third Bancorp	2,959	148,601
Regions Financial Corp.	2,436	69,426
Truist Financial Corp.	2,167	111,427
U.S. Bancorp	4,024	225,787
Wells Fargo & Co.	5,261	476,068
		1,618,925
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	5,547	152,210
PepsiCo, Inc.	2,816	432,622
		584,832
Biotechnology - 1.2%
AbbVie, Inc.	2,211	493,075
Neurocrine Biosciences, Inc. (A)	227	30,886
Regeneron Pharmaceuticals, Inc.	246	182,397
Vertex Pharmaceuticals, Inc. (A)	324	152,247
		858,605
Broadline Retail - 2.6%
Amazon.com, Inc. (A)	7,859	1,880,659
Building Products - 0.9%
Carrier Global Corp.	2,300	137,034
Masco Corp.	1,268	83,802
Trane Technologies PLC	938	394,504
		615,340
Capital Markets - 1.1%
Ameriprise Financial, Inc.	141	74,334
Charles Schwab Corp.	4,054	421,292
CME Group, Inc.	639	184,709
LPL Financial Holdings, Inc.	148	53,946
State Street Corp.	571	74,721
		809,002
Chemicals - 0.9%
Ecolab, Inc.	1,139	321,187
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	446	$ 203,809
PPG Industries, Inc.	823	95,163
		620,159
Communications Equipment - 0.3%
Arista Networks, Inc. (A)	1,172	166,119
Motorola Solutions, Inc.	123	49,513
		215,632
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	130	84,754
Vulcan Materials Co.	306	91,965
		176,719
Consumer Finance - 0.5%
American Express Co.	546	192,285
Capital One Financial Corp.	727	159,162
		351,447
Consumer Staples Distribution & Retail - 0.5%
Walmart, Inc.	2,904	345,982
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	9,484	248,575
Comcast Corp., Class A	4,461	132,715
		381,290
Electric Utilities - 1.1%
Entergy Corp.	1,726	165,506
NextEra Energy, Inc.	4,469	392,825
NRG Energy, Inc.	146	22,284
Southern Co.	2,514	224,525
		805,140
Electrical Equipment - 0.6%
Eaton Corp. PLC	514	180,630
Emerson Electric Co.	784	115,216
GE Vernova, Inc.	200	145,274
		441,120
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	1,845	265,828
Energy Equipment & Services - 0.3%
Baker Hughes Co.	3,194	178,992
Entertainment - 0.8%
Netflix, Inc. (A)	2,820	235,442
Walt Disney Co.	2,727	307,605
Warner Music Group Corp., Class A	1,162	34,837
		577,884
Financial Services - 3.0%
Apollo Global Management, Inc.	1,277	171,808
Berkshire Hathaway, Inc., Class B (A)	1,189	571,350
Corpay, Inc. (A)	521	163,922
Fidelity National Information Services, Inc.	2,301	127,130
Mastercard, Inc., Class A	1,180	635,772
Toast, Inc., Class A (A)	1,514	47,101
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Visa, Inc., Class A	1,348	$ 433,827
WEX, Inc. (A)	101	15,544
		2,166,454
Food Products - 0.4%
Mondelez International, Inc., Class A	4,831	282,469
Ground Transportation - 0.2%
Union Pacific Corp.	581	136,593
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (A)	1,186	110,927
Dexcom, Inc. (A)	286	20,889
Edwards Lifesciences Corp. (A)	2,336	190,057
Medline, Inc., Class A (A)	656	28,995
Medtronic PLC	3,236	333,179
Stryker Corp.	882	325,952
		1,009,999
Health Care Providers & Services - 0.9%
Cigna Group	541	148,294
HCA Healthcare, Inc.	120	58,593
Humana, Inc.	456	89,011
McKesson Corp.	97	80,627
UnitedHealth Group, Inc.	827	237,291
		613,816
Health Care REITs - 0.5%
Ventas, Inc.	2,682	208,311
Welltower, Inc.	760	143,153
		351,464
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	19	95,035
Carnival Corp. (A)	4,439	133,259
Chipotle Mexican Grill, Inc. (A)	4,834	187,898
DoorDash, Inc., Class A (A)	252	51,564
Expedia Group, Inc.	423	112,027
Hilton Worldwide Holdings, Inc.	884	263,883
McDonald's Corp.	1,019	320,985
Yum! Brands, Inc.	1,318	204,949
		1,369,600
Household Durables - 0.1%
Lennar Corp., Class A	365	39,913
Household Products - 0.1%
Church & Dwight Co., Inc.	864	83,160
Independent Power & Renewable Electricity Producers - 0.0% *
Vistra Corp.	146	23,119
Industrial Conglomerates - 0.5%
3M Co.	2,276	348,592
Insurance - 0.9%
Aon PLC, Class A	415	145,100
Arch Capital Group Ltd. (A)	744	71,454
Arthur J Gallagher & Co.	1,033	257,599
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	269	$ 83,272
Progressive Corp.	478	99,424
		656,849
Interactive Media & Services - 5.2%
Alphabet, Inc., Class A	4,325	1,461,850
Alphabet, Inc., Class C	2,840	961,425
Meta Platforms, Inc., Class A	1,793	1,284,685
		3,707,960
IT Services - 0.3%
Cognizant Technology Solutions Corp., Class A	2,886	236,825
Life Sciences Tools & Services - 0.3%
Danaher Corp.	881	192,842
Waters Corp. (A)	107	39,667
		232,509
Machinery - 0.6%
Deere & Co.	482	254,496
Dover Corp.	103	20,753
Ingersoll Rand, Inc.	813	69,991
Otis Worldwide Corp.	861	73,547
		418,787
Media - 0.1%
Charter Communications, Inc., Class A (A)	190	39,163
Omnicom Group, Inc.	620	47,765
		86,928
Multi-Utilities - 0.2%
Sempra	1,930	167,929
Oil, Gas & Consumable Fuels - 1.7%
Diamondback Energy, Inc.	656	107,551
EOG Resources, Inc.	2,393	268,327
EQT Corp.	1,281	73,952
Exxon Mobil Corp.	5,429	767,661
		1,217,491
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,032	67,999
United Airlines Holdings, Inc. (A)	338	34,584
		102,583
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	4,395	241,945
Eli Lilly & Co.	481	498,869
Johnson & Johnson	2,434	553,127
Merck & Co., Inc.	435	47,967
		1,341,908
Professional Services - 0.2%
Leidos Holdings, Inc.	937	176,418
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	934	59,001
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. (A)	565	$ 133,753
Analog Devices, Inc.	1,210	376,165
Broadcom, Inc.	3,685	1,220,841
Lam Research Corp.	852	198,908
Micron Technology, Inc.	897	372,147
NVIDIA Corp.	18,926	3,617,326
NXP Semiconductors NV	1,123	253,955
Texas Instruments, Inc.	1,391	299,830
		6,472,925
Software - 5.5%
AppLovin Corp., Class A (A)	119	56,300
Cadence Design Systems, Inc. (A)	359	106,393
Intuit, Inc.	391	195,078
Microsoft Corp.	5,946	2,558,504
Oracle Corp.	1,999	328,995
Palantir Technologies, Inc., Class A (A)	1,238	181,478
Roper Technologies, Inc.	191	70,905
Salesforce, Inc.	671	142,447
ServiceNow, Inc. (A)	2,548	298,142
		3,938,242
Specialized REITs - 0.5%
American Tower Corp.	437	78,345
Equinix, Inc.	172	141,200
SBA Communications Corp.	596	109,730
		329,275
Specialty Retail - 1.2%
AutoZone, Inc. (A)	34	125,946
Burlington Stores, Inc. (A)	456	134,912
Lowe's Cos., Inc.	1,542	411,806
Ross Stores, Inc.	1,023	192,989
		865,653
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	10,881	2,823,402
Seagate Technology Holdings PLC	626	255,214
Western Digital Corp.	397	99,341
		3,177,957
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	1,947	120,344
Tobacco - 0.5%
Altria Group, Inc.	1,243	77,053
Philip Morris International, Inc.	1,431	256,779
		333,832
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	47	36,757
Total Common Stocks (Cost $22,165,547)		42,946,972

	Principal	Value
CORPORATE DEBT SECURITIES - 13.9%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 40,000	$ 32,804
5.81%, 05/01/2050	16,000	15,803
6.53%, 05/01/2034	49,000	54,206
6.86%, 05/01/2054	35,000	39,466
General Electric Co.
4.13%, 10/09/2042	16,000	13,641
4.30%, 07/29/2030	35,000	35,238
4.50%, 03/11/2044	33,000	29,763
5.88%, 01/14/2038	8,000	8,637
HEICO Corp.
5.35%, 08/01/2033	47,000	48,575
		278,133
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	20,000	18,687
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	151,000	150,571
		169,258
Automobiles - 0.5%
General Motors Co.
6.25%, 10/02/2043	6,000	6,121
General Motors Financial Co., Inc.
4.60%, 01/08/2031	39,000	39,012
6.15%, 07/15/2035	28,000	29,625
Hyundai Capital America
5.40%, 06/23/2032 (B)	68,000	70,608
Volkswagen Group of America Finance LLC
4.85%, 09/11/2030 (B)	200,000	201,699
		347,065
Banks - 2.2%
Bank of America Corp.
Fixed until 05/09/2035, 5.46% (C), 05/09/2036	78,000	80,689
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	142,000	148,093
CaixaBank SA
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (B)	200,000	222,945
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	36,000	37,149
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	22,000	23,293
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (C), 12/10/2031	150,000	149,833
Fifth Third Bancorp
Fixed until 01/29/2036, 5.14% (C), 01/29/2037	65,000	64,554
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (C), 03/12/2031	61,000	61,895
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	$ 61,000	$ 55,125
Fixed until 01/21/2036, 5.07% (C), 01/21/2037	43,000	42,816
Fixed until 02/02/2036, 5.39% (C), 02/02/2041 (D)	63,000	62,413
JPMorgan Chase & Co.
Fixed until 01/22/2036, 4.90% (C), 01/22/2037	76,000	75,422
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	62,000	63,572
Fixed until 02/05/2036, 5.19% (C), 02/05/2037 (D)	60,000	59,754
Fixed until 10/23/2028, 6.09% (C), 10/23/2029	13,000	13,664
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	30,000	32,519
Morgan Stanley
Fixed until 01/30/2036, 5.07% (C), 01/30/2037 (D)	65,000	64,698
Fixed until 01/18/2036, 5.31% (C), 01/18/2041	27,000	26,669
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	100,000	104,133
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (C), 01/25/2041	34,000	33,968
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	33,000	35,273
Wells Fargo & Co.
Fixed until 01/23/2036, 4.96% (C), 01/23/2037	67,000	66,453
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	46,000	47,525
		1,572,455
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	47,000	40,433
Constellation Brands, Inc.
4.95%, 11/01/2035	36,000	35,569
		76,002
Biotechnology - 0.3%
Amgen, Inc.
2.80%, 08/15/2041	17,000	12,419
5.60%, 03/02/2043	32,000	32,239
CSL Finance PLC
4.63%, 04/27/2042 (B)	16,000	14,447
Gilead Sciences, Inc.
5.10%, 06/15/2035	57,000	58,272
Royalty Pharma PLC
2.20%, 09/02/2030	55,000	50,030
5.20%, 09/25/2035	30,000	30,156
		197,563
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.2%
Amrize Finance U.S. LLC
5.40%, 04/07/2035	$ 30,000	$ 31,030
Carlisle Cos., Inc.
5.25%, 09/15/2035	18,000	18,330
Owens Corning
4.30%, 07/15/2047	43,000	35,243
Vulcan Materials Co.
5.35%, 12/01/2034	29,000	29,971
		114,574
Capital Markets - 0.1%
Ares Capital Corp.
5.25%, 04/12/2031	40,000	39,390
Chemicals - 0.1%
LYB International Finance III LLC
5.13%, 01/15/2031	9,000	9,047
Mosaic Co.
4.60%, 11/15/2030	30,000	30,082
Nutrien Ltd.
4.90%, 03/27/2028	30,000	30,539
Westlake Corp.
5.55%, 11/15/2035	35,000	34,872
		104,540
Commercial Services & Supplies - 0.6%
ADT Security Corp.
4.13%, 08/01/2029 (B)	27,000	26,306
Ashtead Capital, Inc.
5.55%, 05/30/2033 (B)	200,000	206,717
Element Fleet Management Corp.
5.04%, 03/25/2030 (B)	78,000	79,693
Herc Holdings, Inc.
7.00%, 06/15/2030 (B)	26,000	27,289
Quanta Services, Inc.
2.90%, 10/01/2030	21,000	19,685
5.25%, 08/09/2034	9,000	9,213
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	18,000	17,917
Veralto Corp.
5.45%, 09/18/2033	30,000	31,183
		418,003
Communications Equipment - 0.3%
T-Mobile USA, Inc.
3.88%, 04/15/2030	58,000	57,006
5.00%, 02/15/2036	64,000	63,349
Verizon Communications, Inc.
2.99%, 10/30/2056	46,000	27,297
4.75%, 01/15/2033	38,000	38,010
		185,662
Construction & Engineering - 0.3%
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	200,000	206,420
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	$ 32,000	$ 28,107
Lowe's Cos., Inc.
3.75%, 04/01/2032	57,000	54,673
		82,780
Distributors - 0.0% *
LKQ Corp.
6.25%, 06/15/2033	16,000	16,744
Diversified REITs - 0.3%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	53,000	53,099
Safehold GL Holdings LLC
6.10%, 04/01/2034	40,000	42,521
VICI Properties LP
4.95%, 02/15/2030	51,000	51,620
Weyerhaeuser Co.
4.00%, 04/15/2030	45,000	44,336
WP Carey, Inc.
5.38%, 06/30/2034	31,000	31,896
		223,472
Electric Utilities - 1.0%
Black Hills Corp.
4.55%, 01/31/2031	21,000	20,988
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	195,501	200,570
CMS Energy Corp.
4.88%, 03/01/2044	10,000	8,945
Constellation Energy Generation LLC
5.88%, 01/15/2066	29,000	28,291
DTE Electric Co.
4.30%, 07/01/2044	49,000	42,121
Duke Energy Corp.
3.75%, 09/01/2046	68,000	51,558
4.95%, 09/15/2035	68,000	67,407
Duke Energy Progress LLC
3.60%, 09/15/2047	31,000	23,195
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	14,000	14,269
Pacific Gas & Electric Co.
2.50%, 02/01/2031	45,000	40,688
Southern Power Co.
4.25%, 10/01/2030	21,000	20,946
Vistra Operations Co. LLC
5.25%, 10/15/2035 (B)	70,000	69,307
5.35%, 01/31/2036 (B)	51,000	50,726
6.88%, 04/15/2032 (B)	42,000	44,131
		683,142
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
5.88%, 04/10/2034	13,000	13,539
Hubbell, Inc.
4.80%, 11/15/2035	53,000	52,433
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
4.95%, 10/15/2034	$ 10,000	$ 10,058
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	50,000	48,892
Tyco Electronics Group SA
5.00%, 05/09/2035	54,000	54,518
		179,440
Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, 01/15/2033	150,000	148,547
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (C), 05/15/2029	12,000	12,322
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (B)	54,000	56,110
Blackstone Reg Finance Co. LLC
4.95%, 02/15/2036	21,000	20,770
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (C), 09/11/2036	67,000	66,067
Fixed until 01/30/2036, 5.40% (C), 01/30/2037 (D)	33,000	32,940
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	71,000	74,058
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	9,000	9,318
Citadel Finance LLC
5.90%, 02/10/2030 (B)	54,000	55,279
LPL Holdings, Inc.
5.70%, 05/20/2027	13,000	13,240
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	35,000	35,833
UWM Holdings LLC
6.25%, 03/15/2031 (B)	36,000	35,773
		560,257
Food Products - 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (B)	3,000	3,005
5.75%, 03/31/2034 (B)(D)	51,000	50,157
6.25%, 03/15/2033 (B)	7,000	7,148
BAT Capital Corp.
4.63%, 03/22/2033	41,000	40,625
5.63%, 08/15/2035	67,000	69,576
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	64,000	64,932
Cargill, Inc.
5.13%, 02/11/2035 (B)	41,000	42,103
J.M. Smucker Co.
6.50%, 11/15/2043	12,000	12,916
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	69,000	70,030
Kroger Co.
5.00%, 09/15/2034	19,000	19,017
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Philip Morris International, Inc.
4.63%, 10/29/2035	$ 67,000	$ 65,432
Pilgrim's Pride Corp.
6.88%, 05/15/2034	35,000	38,718
Sysco Corp.
5.40%, 03/23/2035	28,000	28,973
		512,632
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.
5.65%, 12/15/2035	35,000	35,297
GE HealthCare Technologies, Inc.
4.95%, 12/15/2035	17,000	16,862
		52,159
Health Care Providers & Services - 0.5%
Centene Corp.
3.38%, 02/15/2030	38,000	35,056
Cigna Group
2.40%, 03/15/2030	20,000	18,612
5.25%, 01/15/2036	49,000	49,683
Elevance Health, Inc.
5.70%, 09/15/2055	32,000	31,174
HCA, Inc.
4.90%, 11/15/2035	55,000	54,015
6.00%, 04/01/2054	42,000	41,666
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	8,000	7,728
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	22,000	21,023
4.80%, 10/01/2034	42,000	41,471
UnitedHealth Group, Inc.
5.15%, 07/15/2034	31,000	31,627
		332,055
Health Care REITs - 0.1%
Healthpeak OP LLC
4.75%, 01/15/2033	67,000	66,706
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
5.75%, 08/01/2032 (B)	21,000	21,568
6.13%, 02/15/2033 (B)	33,000	33,947
Hyatt Hotels Corp.
5.40%, 12/15/2035	34,000	34,080
MGM Resorts International
6.13%, 09/15/2029	42,000	42,958
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036	45,000	45,094
		177,647
Household Durables - 0.0% *
Whirlpool Corp.
6.13%, 06/15/2030	16,000	16,042
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.4%
American International Group, Inc.
5.45%, 05/07/2035	$ 20,000	$ 20,724
Brown & Brown, Inc.
5.25%, 06/23/2032	14,000	14,281
5.55%, 06/23/2035	56,000	57,296
Corebridge Financial, Inc.
5.75%, 01/15/2034	29,000	30,295
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (B)	18,000	18,670
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	58,000	54,132
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	10,000	10,428
RGA Global Funding
5.05%, 12/06/2031 (B)	56,000	56,968
		262,794
Internet & Catalog Retail - 0.2%
AppLovin Corp.
5.50%, 12/01/2034	40,000	40,952
Expedia Group, Inc.
5.40%, 02/15/2035	54,000	55,152
Meta Platforms, Inc.
4.20%, 11/15/2030	56,000	55,899
Uber Technologies, Inc.
4.80%, 09/15/2034	12,000	11,937
		163,940
IT Services - 0.1%
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	37,000	36,210
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	29,000	28,557
		64,767
Machinery - 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	47,000	44,636
Ingersoll Rand, Inc.
5.45%, 06/15/2034	27,000	27,964
		72,600
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	36,000	27,281
Comcast Corp.
2.94%, 11/01/2056	5,000	2,818
NBCUniversal Media LLC
4.45%, 01/15/2043	40,000	34,017
		64,116
Metals & Mining - 0.1%
ArcelorMittal SA
6.55%, 11/29/2027	56,000	58,282
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Glencore Funding LLC
2.63%, 09/23/2031 (B)	$ 45,000	$ 40,762
		99,044
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (B)	31,000	31,864
Office REITs - 0.0% *
Boston Properties LP
5.75%, 01/15/2035	33,000	33,772
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Partners LP
5.95%, 06/30/2033	66,000	69,926
Diamondback Energy, Inc.
5.40%, 04/18/2034	66,000	67,588
Ecopetrol SA
7.75%, 02/01/2032	91,000	93,443
Enbridge, Inc.
4.90%, 06/20/2030	41,000	41,861
5.63%, 04/05/2034	55,000	57,271
Energy Transfer LP
5.15%, 03/15/2045	34,000	30,238
5.55%, 02/15/2028	13,000	13,370
5.95%, 10/01/2043	9,000	8,920
EQT Corp.
6.38%, 04/01/2029	23,000	23,801
Equinor ASA
4.75%, 11/14/2035	77,000	76,436
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (B)	23,000	23,530
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	38,000	39,330
ONEOK, Inc.
6.10%, 11/15/2032	60,000	64,176
Ovintiv, Inc.
6.50%, 08/15/2034	62,000	66,748
Petroleos Mexicanos
6.84%, 01/23/2030	58,000	59,493
7.69%, 01/23/2050	17,000	15,294
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	13,000	13,026
Sunoco LP
5.63%, 03/15/2031 (B)	9,000	9,055
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	61,000	61,012
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036 (B)	42,000	42,158
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (B)	63,000	70,252
Western Midstream Operating LP
6.15%, 04/01/2033	44,000	46,502
Williams Cos., Inc.
5.40%, 03/04/2044	9,000	8,649
		1,002,079
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (B)	$ 30,000	$ 30,866
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	14,135	13,830
Southwest Airlines Co.
4.38%, 11/15/2028	59,000	59,316
United Airlines Pass-Through Trust
3.75%, 03/03/2028	17,813	17,772
		90,918
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (B)	42,000	42,627
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	27,000	26,376
CVS Health Corp.
5.45%, 09/15/2035	54,000	54,943
6.00%, 06/01/2044	34,000	34,082
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	66,000	69,079
Merck & Co., Inc.
5.00%, 05/17/2053	11,000	10,051
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	34,000	32,675
Viatris, Inc.
2.30%, 06/22/2027	16,000	15,581
		285,414
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	49,000	50,164
Retail REITs - 0.1%
NNN REIT, Inc.
4.60%, 02/15/2031	66,000	66,433
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	39,000	33,538
4.95%, 01/15/2036	45,000	44,955
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	200,000	206,733
Intel Corp.
4.80%, 10/01/2041	42,000	37,695
Microchip Technology, Inc.
5.05%, 03/15/2029	38,000	38,884
Micron Technology, Inc.
5.30%, 01/15/2031	39,000	40,507
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	41,000	27,183
5.25%, 08/19/2035	47,000	47,542
QUALCOMM, Inc.
3.25%, 05/20/2050	27,000	18,624
		495,661
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.3%
Fair Isaac Corp.
6.00%, 05/15/2033 (B)	$ 17,000	$ 17,322
Fiserv, Inc.
5.45%, 03/02/2028	31,000	31,771
Intuit, Inc.
5.50%, 09/15/2053	8,000	7,721
Oracle Corp.
5.88%, 09/26/2045	37,000	33,266
5.95%, 09/26/2055	14,000	12,345
6.90%, 11/09/2052	40,000	39,239
Roper Technologies, Inc.
4.90%, 10/15/2034	33,000	32,766
Synopsys, Inc.
5.15%, 04/01/2035	27,000	27,369
5.70%, 04/01/2055	15,000	14,793
		216,592
Specialized REITs - 0.1%
Extra Space Storage LP
5.40%, 06/15/2035	56,000	57,172
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (B)	57,000	57,331
Canadian Pacific Railway Co.
2.45%, 12/02/2031	90,000	80,955
Fedex Freight Holding Co., Inc.
5.25%, 03/15/2036 (B)(D)	25,000	24,771
GXO Logistics, Inc.
2.65%, 07/15/2031	48,000	43,335
6.50%, 05/06/2034	17,000	18,311
United Parcel Service, Inc.
5.25%, 05/14/2035	21,000	21,755
		246,458
Total Corporate Debt Securities (Cost $9,931,801)		9,946,795
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/2053 - 07/01/2053	248,264	252,456
1-Year RFUCC Treasury + 1.90%,
6.78% (C), 02/01/2041	276	286
Federal National Mortgage Association
3.50%, 11/01/2028 - 01/01/2029	9,126	9,050
4.00%, 07/01/2026	236	235
4.50%, 08/01/2052	163,876	161,203
5.00%, 04/01/2039 - 02/01/2054	799,595	804,219
5.50%, 09/01/2036 - 03/01/2053	220,707	225,893
6.00%, 05/01/2038 - 06/01/2054	232,728	240,020
6.50%, 05/01/2040	10,543	11,181
1-Year RFUCC Treasury + 1.75%,
6.63% (C), 03/01/2041	265	274
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (C), 02/16/2053	55,182	820
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
5.88%, 04/01/2036	$ 79,000	$ 87,862
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2041 - 02/01/2056 (D)	576,000	481,788
2.50%, 02/01/2041 - 02/01/2056 (D)	1,431,000	1,222,665
3.00%, 02/01/2041 - 02/01/2056 (D)	1,066,000	951,490
3.50%, 02/01/2040 - 02/01/2056 (D)	534,000	499,199
4.00%, 02/01/2056 (D)	589,000	562,454
4.50%, 02/01/2056 (D)	572,000	560,341
5.00%, 02/01/2056 (D)	234,000	233,936
5.50%, 02/01/2056 (D)	275,000	278,825
6.00%, 02/01/2056 (D)	240,000	245,755
Total U.S. Government Agency Obligations (Cost $6,822,733)		6,829,952
U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury - 8.7%
U.S. Treasury Bonds
1.25%, 05/15/2050	121,000	57,768
1.38%, 11/15/2040	160,000	103,500
1.88%, 02/15/2051 - 11/15/2051	195,000	107,846
2.00%, 02/15/2050	147,000	85,932
2.25%, 08/15/2046 - 02/15/2052	215,000	134,877
2.38%, 02/15/2042	31,000	22,738
2.50%, 02/15/2045 - 05/15/2046	294,000	204,600
2.75%, 08/15/2047 - 11/15/2047	323,000	229,687
2.88%, 08/15/2045	107,000	80,066
3.00%, 08/15/2048 - 08/15/2052	178,700	130,102
3.13%, 05/15/2048	189,000	143,042
3.63%, 02/15/2053 - 05/15/2053	115,300	92,860
4.00%, 11/15/2052	19,000	16,403
4.13%, 08/15/2053	63,000	55,504
4.25%, 02/15/2054 - 08/15/2054	66,000	59,371
4.50%, 11/15/2054	66,000	61,919
4.63%, 11/15/2044 - 11/15/2055	317,000	304,128
4.63%, 11/15/2045	56,000	54,469
4.75%, 11/15/2053 - 08/15/2055	342,900	335,087
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	480,000	419,625
1.50%, 08/15/2026	140,000	138,420
1.50%, 01/31/2027	211,000	206,793
1.63%, 08/15/2029 - 05/15/2031	169,900	154,379
2.25%, 11/15/2027	136,300	133,281
2.75%, 02/15/2028	180,000	177,202
2.88%, 05/15/2028	130,000	128,060
3.50%, 01/31/2028 - 11/30/2030	261,000	258,919
3.63%, 05/31/2028	259,000	259,354
3.63%, 12/31/2030	453,000	449,425
3.75%, 12/31/2030	56,000	55,862
3.88%, 11/30/2027 - 04/30/2030	393,500	395,602
4.00%, 05/31/2030 - 11/15/2035	281,000	280,287
4.13%, 09/30/2027 - 02/29/2032	628,000	635,427
4.25%, 08/15/2035	68,000	68,064
4.50%, 03/31/2026	135,000	135,150
4.50%, 05/31/2029	42,000	43,106
		6,218,855
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	$ 126,504	$ 98,399
2.50%, 01/15/2029	221,499	230,714
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	221,263	211,348
		540,461
Total U.S. Government Obligations (Cost $7,140,792)		6,759,316
MORTGAGE-BACKED SECURITIES - 2.6%
Alternative Loan Trust
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	136,683	46,183
Bank5
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	175,000	180,979
Benchmark Mortgage Trust
Series 2025-V18, Class A3, 5.18%, 10/15/2058	100,000	103,092
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	85,886	86,937
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	7,685	7,592
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	55,848	56,466
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	104,107	88,884
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	85,944	78,375
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (C), 10/25/2070 (B)	105,479	105,719
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 3.87% (C), 03/18/2035	6,653	6,011
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (C), 01/13/2040 (B)	100,000	103,649
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 4.59% (C), 10/25/2034	2,270	2,267
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.37% (C), 08/25/2037	70,909	49,488
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (B)	100,000	96,478
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 4.43% (C), 10/25/2028	1,107	1,089
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	$ 16,755	$ 16,194
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	8,022	7,861
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	21,544	20,792
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	15,897	15,398
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	13,538	12,948
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	26,547	26,055
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	46,469	45,328
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	16,261	15,839
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	17,740	17,343
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	59,569	56,324
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (B)	48,837	48,888
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	55,440	56,006
Series 2025-NQM18, Class A1, 5.06% (C), 09/25/2065 (B)	92,518	93,096
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (C), 11/25/2055 (B)	97,734	98,402
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 4.49% (C), 01/19/2034	14,420	13,887
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	7,219	7,129
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	4,975	4,947
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	90,512	86,486
Series 2020-4, Class A1, 1.75%, 10/25/2060 (B)	77,884	71,375
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	88,100	83,044
Series 2022-1, Class A1, 3.75% (C), 07/25/2062 (B)	63,339	60,769
Total Mortgage-Backed Securities (Cost $1,987,959)		1,871,320
ASSET-BACKED SECURITIES - 1.9%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	17,144	16,086
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (B)	100,000	100,276
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	$ 37,654	$ 38,364
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	95,000	96,068
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (B)	138,000	138,520
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	100,000	101,443
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	17,334	17,720
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	53,532	54,612
Series 2025-2A, Class A, 4.54%, 05/25/2044 (B)	77,751	77,959
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	49,383	50,304
Series 2025-B, Class A, 4.51%, 05/15/2045 (B)	68,768	68,746
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	84,267	77,543
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	36,584	36,950
Series 2025-2A, Class A, 4.48%, 10/20/2044 (B)	97,084	97,040
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	70,000	70,433
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	100,000	102,282
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	25,093	25,419
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	28,429	29,152
Series 2025-1A, Class A, 4.81%, 01/21/2042 (B)	57,750	58,061
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (B)	80,000	79,363
Total Asset-Backed Securities (Cost $1,333,604)		1,336,341
FOREIGN GOVERNMENT OBLIGATION - 0.2%
Mexico - 0.2%
Mexico Government International Bonds
3.75%, 01/11/2028	116,000	114,614
Total Foreign Government Obligation (Cost $115,888)		114,614
	Principal	Value
COMMERCIAL PAPER - 6.4%
Banks - 1.2%
Lloyds Bank PLC
3.79% (E), 05/11/2026	$ 315,000	$ 311,747
Sheffield Receivables Co. LLC
4.10% (E), 02/19/2026 (B)	300,000	299,379
Toronto-Dominion Bank
3.91% (E), 03/19/2026 (B)	275,000	273,624
		884,750
Capital Markets - 0.4%
Verto Capital I Compartment A
4.06% (E), 03/04/2026 (B)	250,000	249,115
Electrical Equipment - 0.3%
Emerson Electric Co.
3.81% (E), 03/30/2026 (B)	250,000	248,496
Financial Services - 4.5%
Alinghi Funding Co. LLC
3.84% (E), 04/28/2026 (B)	250,000	247,738
Anglesea Funding LLC
4.02% (E), 02/10/2026 (B)	275,000	274,689
Cancara Asset Securitisation LLC
4.03% (E), 02/19/2026	250,000	249,481
Chariot Funding LLC
4.04% (E), 02/09/2026 (B)	300,000	299,692
Columbia Funding Co. LLC
4.11% (E), 03/17/2026 (B)	250,000	248,806
GTA Funding LLC
4.09% (E), 02/18/2026 (B)	300,000	299,412
Liberty Street Funding LLC
4.02% (E), 03/02/2026 (B)	250,000	249,197
Longship Funding LLC
3.93% (E), 03/09/2026 (B)	275,000	273,920
Mainbeach Funding LLC
4.08% (E), 03/02/2026 (B)	250,000	249,192
Nieuw Amsterdam Receivables Corp. BV
4.06% (E), 02/23/2026 (B)	275,000	274,311
Ranger Funding Co. LLC
4.14% (E), 03/12/2026 (B)	275,000	273,829
Versailles Commercial Paper LLC
3.85% (E), 04/06/2026	250,000	248,273
		3,188,540
Total Commercial Paper (Cost $4,570,811)		4,570,901
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bills
3.40% (E), 02/26/2026	335,000	334,192
3.64% (E), 04/16/2026	253,000	251,158
3.82% (E), 04/09/2026	222,000	220,541
Total Short-Term U.S. Government Obligations (Cost $805,734)		805,891
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (E)	182,155	$ 182,155
Total Other Investment Company (Cost $182,155)		182,155

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 1.35% (E), dated 01/30/2026, to be repurchased at $1,207,877 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $1,232,181.	$ 1,207,741	1,207,741
Total Repurchase Agreement (Cost $1,207,741)		1,207,741
Total Investments (Cost $56,264,765)		76,571,998
Net Other Assets (Liabilities) - (7.5)%		(5,310,617)
Net Assets - 100.0%		$ 71,261,381
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	1	03/20/2026	$346,565	$348,288	$1,723	$—
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$42,946,972	$—	$—	$42,946,972
Corporate Debt Securities	—	9,946,795	—	9,946,795
U.S. Government Agency Obligations	—	6,829,952	—	6,829,952
U.S. Government Obligations	—	6,759,316	—	6,759,316
Mortgage-Backed Securities	—	1,871,320	—	1,871,320
Asset-Backed Securities	—	1,336,341	—	1,336,341
Foreign Government Obligation	—	114,614	—	114,614
Commercial Paper	—	4,570,901	—	4,570,901
Short-Term U.S. Government Obligations	—	805,891	—	805,891
Other Investment Company	182,155	—	—	182,155
Repurchase Agreement	—	1,207,741	—	1,207,741
Total Investments	$43,129,127	$33,442,871	$—	$76,571,998
Other Financial Instruments
Futures Contracts (H)	$1,723	$—	$—	$1,723
Total Other Financial Instruments	$1,723	$—	$—	$1,723
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $9,227,122, representing 12.9% of the
Fund's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Rate disclosed reflects the yield at January 31, 2026.
(F)
All or a portion of the security is on loan. The total value of the securities on loan is $178,463, collateralized by cash collateral of $182,155. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Balanced II (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds